Revolving Line of Credit (Details)	Nov. 26, 2019 USD ($)	Jan. 22, 2020 USD ($)	Dec. 31, 2019 USD ($) letter_of_credit	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of standby letters of credit | letter_of_credit			2
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 40,000,000.0
Outstanding balance			0	$ 0
Streamline balance	$ 75,000,000.0
Interest rate	4.75%
Reduction in borrowing capacity		$ 800,000	$ 3,200,000	$ 3,200,000
Revolving Credit Facility | Line of Credit | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%